Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Schedule of Debt

Debt consisted of the following as of June 28, 2014 and December 28, 2013:

	June 28,	December 28,
	2014	2013
Revolver	$65,000	$26,000

Long-term debt:
$510.0 million senior notes, including a $17.3 million net premium at June 28, 2014 and $250 million senior notes, net of $4.0 million discount at December 28, 2013	527,319	245,971
$417.8 million credit facility, term loan, net of $2.6 million and $2.9 million discount at June 28, 2014 and December 28, 2013, respectively	415,191	417,016

Total	942,510	662,987
Current portion of long-term debt	4,220	4,220

Long-term debt	$938,290	$658,767

Debt as of year-end 2013 and 2012 are summarized as follows:

	2013	2012
Senior secured revolving credit facility	$26,000	$—

Long-term debt:
$250.0 million senior notes, net of discount of $4.0 million at December 28, 2013 and $4.7 million at December 29, 2012	$245,971	$245,303
$419.9 million senior secured term loan credit facility, net of discount of $2.9 million at December 28, 2013 and $3.5 million at December 29, 2012	417,016	394,540

Total	662,987	639,843
Current portion of long-term debt	4,220	4,000

Long-term debt	$658,767	$635,843

Schedule of Contractual Payments Long-Term Debt

The contractual payments of long-term debt, including current maturities, for the five years subsequent to June 28, 2014, are as follows:

2014 (six months)	$2,110
2015	5,275
2016	4,220
2017	4,220
2018	3,165
2019	398,790
Thereafter	510,000

Total	927,780
Plus: Original issue net premium	14,730

Total debt	$942,510

The total contractual payments of long-term debt for the five years subsequent to December 28, 2013 are as follows:

2014	$4,220
2015	4,220
2016	5,275
2017	4,220
2018	3,165
Thereafter	648,790

Total	669,890
Less: Original issue discount	(6,903)

Total debt	$662,987

Continental Cement Company, L.L.C. [Member]
Schedule of Contractual Payments Long-Term Debt	Future maturities of long-term debt due to Summit Materials as of December 28, 2013 are as follows:

2014	$1,018
2015	1,018
2016	1,273
2017	1,018
2018	764
Thereafter	150,517

Total	$155,608